COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands								12 Months Ended
	Jun. 07, 2025 USD ($)	Jun. 07, 2025 ILS (₪)	May 10, 2024 EUR (€)	Nov. 29, 2023 ILS (₪)	Sep. 30, 2023 USD ($)	Jun. 08, 2022 USD ($)	Jun. 08, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2021	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Sep. 30, 2023 ₪ / shares shares	Dec. 31, 2022 ILS (₪)
IfrsStatementLineItems [Line Items]
Allocated number of share | shares								6,502,844,000		6,271,625,000				6,502,844,000	6,271,625,000
Capital raised								$ 3,164						₪ 10,092	₪ 10,968	$ 8,000
Description of leasing arrangements								The Distributor committed to placing an initial order of 20,000 Pulsenmore ES units, of which 5,000 units were supplied in 2022, and the remaining 15,000 units (including 10,000 iOS-compatible devices) were scheduled for delivery in 2023.	The Distributor committed to placing an initial order of 20,000 Pulsenmore ES units, of which 5,000 units were supplied in 2022, and the remaining 15,000 units (including 10,000 iOS-compatible devices) were scheduled for delivery in 2023.
Cost								$ 1,988	₪ 6,342		₪ 6,084	₪ 3,987
Interest payable														₪ 6
Interest rate								300.00%						300.00%
Description of cancel purchase order				Distributor canceled its purchase order for 15,000 units, citing non-compatibility with iOS.
Investment proceeds				₪ 70,096
Share issued								$ 26,048		$ 30,373				₪ 83,090	₪ 96,887		₪ 132,232		₪ 187,518
Total Transaction Costs				782
Equity allocated				538
Comprehensive loss				244
Losses on change in fair value of derivatives												15,595
Contract term								7 years	7 years
Revenues								$ 12,547	₪ 40,024		9,661	₪ 6,188
Financial value | €			€ 400
Collaboration agreement term			4 years
Grant receive								1,144	3,650		907
Royalty expense								530	1,690	$ 323	1,029
GEHC [member]
IfrsStatementLineItems [Line Items]
Proceeds from related parties								1,000	3,371
LLI components [member]
IfrsStatementLineItems [Line Items]
Cost								$ 909	₪ 2,900
Second year agreement [member]
IfrsStatementLineItems [Line Items]
Description of leasing arrangements								the Distributor had the option to place an order for 50,000 more units in the second year of the agreement.	the Distributor had the option to place an order for 50,000 more units in the second year of the agreement.
Investment agreement [member]
IfrsStatementLineItems [Line Items]
Share issued				51,709
Contigent forward contract [member]
IfrsStatementLineItems [Line Items]
Derivative assets				5,070
Distribution agreement [member]
IfrsStatementLineItems [Line Items]
Customer contract liability				₪ 23,457
Settlement related revenue [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 7,333	₪ 23,392						$ 2,200	₪ 7,100
GE healthcare global holdings [member]
IfrsStatementLineItems [Line Items]
Allocated number of share | shares							449,178											449,178
Nominal value | ₪ / shares							₪ 0.00032											₪ 0.00032
Investment					$ 21,000	$ 21,000	₪ 70,096
Israel innovation authority [member]
IfrsStatementLineItems [Line Items]
Royalty due								4,898						₪ 15,626
Royalty expense								$ 3,007	₪ 9,591		₪ 7,029
Koril [member]
IfrsStatementLineItems [Line Items]
Royalty rate													2.50%